Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Goodwill
The change in goodwill in 2014 and 2013 is as follows:

(Millions)	2014	2013
Balance, beginning of the period	$10,227.5	$6,214.4
Goodwill acquired:
bSwift (1)	318.0	—
InterGlobal	67.7	—
Coventry	—	4,014.8
Other	—	(1.7)
Balance, end of the period (2)	$10,613.2	$10,227.5

(1)	Goodwill related to the acquisition of bSwift is considered preliminary, pending the final allocation of the applicable purchase price.

(2)	At both December 31, 2014 and 2013, approximately $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.

Other acquired intangible assets
Other acquired intangible assets at December 31, 2014 and 2013 were comprised of the following:

(Millions)	Cost		Accumulated Amortization	Net Balance	Amortization Period (Years)
2014
Provider networks	$1,254.1		$570.4	$683.7	12-25	(1)
Customer lists	1,319.5	(2)	413.6	905.9	5-14	(1)
Value of business acquired	149.2		65.3	83.9	20	(3)
Technology	188.2	(2)	74.0	114.2	4-10
Other	10.5		2.7	7.8	2-15
Definite-lived trademarks	172.4	(2)	41.9	130.5	5-20
Indefinite-lived trademarks	22.3		—	22.3
Total other acquired intangible assets	$3,116.2		$1,167.9	$1,948.3
2013
Provider networks	$1,253.2		$508.8	$744.4	12-25	(1)
Customer lists	1,347.0		361.8	985.2	5-14	(1)
Value of business acquired	149.2		48.5	100.7	20	(3)
Technology	146.6		49.5	97.1	4-10
Other	6.7		1.8	4.9	2-15
Definite-lived trademarks	165.0		25.5	139.5	9-20
Indefinite-lived trademarks	22.3		—	22.3
Total other acquired intangible assets	$3,090.0		$995.9	$2,094.1

(1)
The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements.  At both December 31, 2014 and 2013, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years, and the period prior to the next renewal or extension for our customer lists was approximately 1 year. Any costs related to the renewal or extension of these contracts are expensed as incurred.

(2)	As a result of our acquisition of bSwift in 2014, we preliminarily assigned $41.6 million to technology, $25.8 million to customer lists, and $6.2 million to definite-lived trademarks.

(3)	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.

Estimated annual pretax amortization for other acquired intangible assets over the next five years	We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:

(Millions)
2015	$254.5
2016	248.0
2017	233.6
2018	197.6
2019	191.6